CONNING MONEY MARKET PORTFOLIO


                                              Schedule of Portfolio Investments
                                                              February 28, 2003
                                                                    (Unaudited)


             Asset-Backed Security (0.2%)

                                            Principal   Amortized
                                             Amount     Cost /(a)/
                                           ----------- ------------
            Auto (0.2%):
            Volkswagen Auto Lease Trust
             2002-A A1,
             1.385%, 11/20/03............. $   540,437 $    540,437
                                                       ------------
            TOTAL ASSET-BACKED
            SECURITY                                        540,437
                                                       ------------
             Commercial Paper (92.1%)
            Asset-Backed (65.7%):
            Barton Capital Corp.,
             1.26%, 3/11/03/ (b)/.........   1,500,000    1,499,475
            Barton Capital Corp.,
             1.27%, 3/20/03/ (b)/.........   1,500,000    1,498,995
            Barton Capital Corp.,
             1.26%, 4/07/03/ (b)/.........   5,000,000    4,993,525
            Bavaria Global Corp.,
             1.38%, 3/03/03/ (b)/.........   3,000,000    2,999,770
            Bavaria Global Corp.,
             1.38%, 3/27/03/ (b)/.........     800,000      799,203
            Bavaria Global Corp.,
             1.38%, 4/04/03/ (b)/.........   4,000,000    3,994,787
            Bavaria Global Corp.,
             1.30%, 5/19/03/ (b)/.........   3,000,000    2,991,442
            Clipper Receivables Corp.,
             1.26%, 3/17/03/ (b)/.........   3,500,000    3,498,040
            Clipper Receivables Corp.,
             1.27%, 4/08/03/ (b)/.........   3,500,000    3,495,308
            Clipper Receivables Corp.,
             1.27%, 4/30/03/ (b)/.........   2,000,000    1,995,767
            Cooperative Assoc. of Tractor,
             1.30%, 3/05/03...............   2,000,000    1,999,711
            Cooperative Assoc. of Tractor,
             1.28%, 3/07/03...............     400,000      399,915
            Cooperative Assoc. of Tractor,
             1.30%, 3/18/03...............   1,000,000      999,386
            Cooperative Assoc. of Tractor,
             1.30%, 3/26/03...............   2,000,000    1,998,194
            Cooperative Assoc. of Tractor,
             1.28%, 3/28/03...............   4,200,000    4,195,968
            Cooperative Assoc. of Tractor,
             1.28%, 4/22/03...............   1,000,000      998,151
            Dealers Capital,
             1.31%, 3/04/03...............   1,725,000    1,724,812

              Commercial Paper, continued

                                           Principal   Amortized
                                            Amount     Cost /(a)/
                                          ----------- ------------
             Dealers Capital,
              1.31%, 4/01/03............. $ 4,032,000 $  4,027,452
             Dealers Capital,
              1.29%, 4/22/03.............   2,000,000    1,996,273
             Dealers Capital,
              1.28%, 5/20/03.............   1,000,000      997,156
             Eagle Funding Capital Corp.,
              1.27%, 3/24/03/ (b)/.......   2,000,000    1,998,377
             Eagle Funding Capital Corp.,
              1.28%, 4/14/03/ (b)/.......   6,000,000    5,990,613
             Edison Asset Securitization
              LLC, 1.26%, 4/22/03/ (b)/..   3,744,000    3,737,186
             Enterprise Funding Corp.,
              1.26%, 3/17/03/ (b)/.......   5,000,000    4,997,200
             Falcon Asset Securitization
              Corp., 1.26%, 3/24/03/ (b)/   2,000,000    1,998,390
             Falcon Asset Securitization
              Corp., 1.28%, 4/21/03/ (b)/   2,500,000    2,495,467
             Fountain Square Commercial
              Funding Corp.,
              1.27%, 3/07/03/ (b)/.......   6,000,000    5,998,730
             Galleon Capital Corp.,
              1.27%, 3/31/03/ (b)/.......   5,750,000    5,743,915
             Galleon Capital Corp.,
              1.28%, 4/09/03/ (b)/.......   2,000,000    1,997,227
             Halogen Capital Co. LLC,
              1.27%, 3/11/03/ (b)/.......   3,500,000    3,498,765
             Kitty Hawk Funding Corp.,
              1.27%, 3/12/03/ (b)/.......   5,000,000    4,998,060
             Market Street Funding,
              1.27%, 3/07/03/ (b)/.......   3,000,000    2,999,365
             Market Street Funding,
              1.27%, 3/26/03/ (b)/.......   5,000,000    4,995,576
             Market Street Funding,
              1.28%, 4/10/03/ (b)/.......   1,500,000    1,497,867
             Montauk Funding Corp.,
              1.29%, 3/06/03/ (b)/.......  10,000,000    9,998,229
             Old Line Funding Corp.,
              1.26%, 3/17/03/ (b)/.......   4,500,000    4,497,480
             Old Line Funding Corp.,
              1.27%, 4/07/03/ (b)/.......   4,000,000    3,994,779
             Old Line Funding Corp.,
              1.26%, 4/11/03/ (b)/.......     250,000      249,641
             Oval Funding Corp.,
              1.27%, 3/27/03/ (b)/.......   5,000,000    4,995,414

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO


                                              Schedule of Portfolio Investments
                                                              February 28, 2003
                                                                    (Unaudited)

             Commercial Paper, continued

                                            Principal   Amortized
                                             Amount     Cost /(a)/
                                           ----------- ------------
            Sheffield Receivables Corp.,
             1.27%, 3/21/03/ (b)/......... $ 1,500,000 $  1,498,942
            Sheffield Receivables Corp.,
             1.26%, 3/28/03/ (b)/.........   5,000,000    4,995,275
            Thames Asset Global
             Securitization,
             1.27%, 3/07/03/ (b)/.........   5,000,000    4,995,943
            Thunder Bay Funding Inc.,
             1.29%, 3/07/03/ (b)/.........   6,000,000    5,998,710
            Thunder Bay Funding Inc.,
             1.29%, 3/12/03/ (b)/.........   4,000,000    3,998,423
            Thunder Bay Funding Inc.,
             1.29%, 4/15/03/ (b)/.........     500,000      499,194
            Triple A One Funding Corp.,
             1.30%, 3/03/03/ (b)/.........   4,000,000    3,999,711
            Triple A One Funding Corp.,
             1.26%, 3/10/03/ (b)/.........   2,589,000    2,588,184
                                                       ------------
                                                        152,359,993
                                                       ------------
            Consumer Products (6.9%):
            L'Oreal USA, Inc.,
             1.28%, 4/01/03/ (b)/.........   6,000,000    5,993,412
            Philip Morris Co., Inc.,
             1.27%, 3/04/03...............   4,000,000    3,999,577
            Philip Morris Co., Inc.,
             1.29%, 4/02/03...............   6,000,000    5,993,120
                                                       ------------
                                                         15,986,109
                                                       ------------
            Financial Services (10.5%):
            CIT Group Inc.,
             1.48%, 3/24/03...............   4,500,000    4,495,745
            CIT Group Inc.,
             2.63%, 1/09/04...............   2,000,000    2,000,000
            Countrywide Home Loans,
             1.32%, 3/28/03...............   5,000,000    4,995,050
            Countrywide Home Loans,
             1.32%, 3/31/03...............   5,000,000    4,994,500
            Duff & Phelps Utilities Income
             Inc., 2.11%, 3/04/03/ (b)/...   6,000,000    5,998,945
            Duff & Phelps Utilities Income
             Inc., 1.40%, 3/19/03/ (b)/...   2,000,000    1,998,600
                                                       ------------
                                                         24,482,840
                                                       ------------

             Commercial Paper, continued

                                            Principal   Amortized
                                             Amount     Cost /(a)/
                                           ----------- ------------
            Insurance (1.2%):
            Alfa Corp.,
             1.26%, 3/24/03............... $ 2,710,000 $  2,707,818
                                                       ------------
            Oil Refining (0.9%):
            Deer Park Refining LP,
             1.27%, 4/11/03/ (b)/.........   2,000,000    1,997,084
                                                       ------------
            Utilities (6.9%):
            FPL Fuels Inc.,
             1.30%, 3/20/03...............   4,748,000    4,744,723
            MDU Resources Group Inc.,
             1.33%, 3/19/03...............   6,100,000    6,095,902
            Wisconsin Electric Fuel Trust,
             1.30%, 3/20/03...............   4,710,000    4,706,768
            Wisconsin Electric Fuel Trust,
             1.31%, 4/14/03...............     400,000      399,359
                                                       ------------
                                                         15,946,752
                                                       ------------
            TOTAL COMMERCIAL PAPER                      213,480,596
                                                       ------------
             Corporate Bonds (0.8%)
            Financial Services (0.8%):
            CIT Group Inc.,
             7.375%, 3/15/03..............     300,000      300,610
            CIT Group Inc.,
             7.50%, 11/14/03..............   1,500,000    1,557,013
                                                       ------------
            TOTAL CORPORATE BONDS                         1,857,623
                                                       ------------
             Floating Rate Notes (4.6%)
            Financial Services (0.9%):
            CIT Group Inc.,
             1.84%, 4/07/03...............   2,050,000    2,049,475
                                                       ------------
            Insurance (3.7%):
            Racers Series 1999-35-MM--
             Zurich Capital Markets
             Trust Notes,
             1.48875%, 9/16/03/ (c)/......   8,500,000    8,500,000
                                                       ------------
            TOTAL FLOATING RATE NOTES                    10,549,475
                                                       ------------

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

Schedule of Portfolio Investments
February 28, 2003
(Unaudited)


 Investment Company (2.3%)

                                                               Amortized
                                                    Shares    Cost /(a)/
                                                   --------- ------------
SEI Daily Income Prime Obligation Fund............ 5,396,530 $  5,396,530
                                                             ------------
TOTAL INVESTMENT COMPANY                                        5,396,530
                                                             ------------
TOTAL INVESTMENTS 100.0%                                      231,824,661
                                                             ------------
Liabilities, less Other Assets (0.0)%.............                (46,821)
                                                             ------------
TOTAL NET ASSETS 100.0%                                      $231,777,840
                                                             ============

------
/(a)/ Cost for federal income tax and financial reporting purposes are the same. /(b)/ Section 4(2) paper which is unregistered and restricted on its resale.
      The Portfolio's Adviser has determined these securities to be liquid. /(c)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutional buyers.

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

              Statement of Assets and Liabilities

                                                  February 28, 2003
                                                        (Unaudited)

             Assets:
             Investments, at value (cost
              $231,824,661)..................          $231,824,661
             Interest receivable.............                64,755
             Receivable for capital shares
              sold...........................               489,793
             Other assets....................                15,089
                                                       ------------
               Total Assets..................           232,394,298

             Liabilities:
             Payable for capital shares
              redeemed....................... $166,512
             Payable to affiliates...........  138,003
             Payable for shareholder
              servicing fees.................  249,000
             Other liabilities...............   62,943
                                              --------
               Total Liabilities.............               616,458
                                                       ------------
             Net Assets                                $231,777,840
                                                       ============
               Shares of beneficial interest
                outstanding (unlimited
                number of shares
                authorized, $0.001 par
                value).......................           231,777,840
                                                       ============
               Net asset value, redemption
                price and offering price per
                share........................                 $1.00
                                                       ============

              Statement of Operations

                                Six Months Ended February 28, 2003
                                                        (Unaudited)

             Investment Income:
             Interest income..................          $1,872,491
                                                        ----------
             Expenses:
             Shareholder servicing fees....... $870,348
             Investment advisory fees.........  464,186
             Fund administration and
              accounting fees.................  232,093
             Custody fees.....................   32,970
             Reports to shareholders..........   20,654
             Transfer agent fees and
              expenses........................   16,042
             Federal and state registration
              fees............................   10,750
             Audit fees.......................   10,630
             Trustees' fees and related
              expenses........................    3,528
             Legal fees.......................    2,450
             Pricing fees.....................    1,388
             Other expenses...................    6,175
                                               --------
               Total expenses before
                voluntary and contractual
                waivers.......................           1,671,214
               Expenses waived................            (557,023)
                                                        ----------
               Net Expenses...................           1,114,191
                                                        ----------
               Net Investment Income..........             758,300
                                                        ----------
               Change in net assets resulting
                from operations...............          $  758,300
                                                        ==========

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO


 Statements of Changes in Net Assets
                                                                          Six
                                                                      Months Ended
                                                                      February 28,   Period Ended
                                                                          2003        August 31,
                                                                      (Unaudited)     2002/(a)/
                                                                      ------------  -------------
Operations:
  Net investment income.............................................. $    758,300  $   2,611,637
  Net realized gain from investment transactions.....................           --         60,443
                                                                      ------------  -------------
Net increase in net assets from operations...........................      758,300      2,672,080
                                                                      ------------  -------------
Distributions to Shareholders:
  From net investment income.........................................     (758,300)    (2,611,637)
  From net realized gain on investments..............................           --        (60,443)
                                                                      ------------  -------------
Net decrease in net assets from distributions to shareholders........     (758,300)    (2,672,080)
                                                                      ------------  -------------
Capital Share Transactions:
  Shares sold........................................................   90,224,092    400,029,630
  Shares issued to holders in reinvestment of distributions..........      758,300      2,672,080
  Shares redeemed....................................................  (92,071,147)  (169,935,115)
                                                                      ------------  -------------
Net increase (decrease) in net assets from capital share transactions   (1,088,755)   232,766,595
                                                                      ------------  -------------
Total increase (decrease) in net assets..............................   (1,088,755)   232,766,595

Net Assets:
  Beginning of period................................................  232,866,595        100,000
                                                                      ------------  -------------
  End of period...................................................... $231,777,840  $ 232,866,595
                                                                      ============  =============

------
/(a) /Portfolio commenced operations on September 20, 2001.

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

 Financial Highlights
                                                           Six
                                                       Months Ended
                                                       February 28,        Period Ended
                                                           2003             August 31,
                                                       (Unaudited)          2002/(a)/
                                                     ------------        ------------
Net Asset Value, Beginning of Period................   $   1.00            $   1.00
                                                       --------            --------
Investment Activities:
  Net investment income.............................         --/(b)/           0.01
  Net realized gain on investments..................         --                  --/(b)/
                                                       --------            --------
  Total from Investment Activities..................         --/(b)/           0.01
                                                       --------            --------
Distributions:
  Net investment income.............................         --/(b)/          (0.01)
  Net realized gain on investments..................         --                  --/(b)/
                                                       --------            --------
  Total Distributions...............................         --/(b)/          (0.01)
                                                       --------            --------
Net Asset Value, End of Period......................   $   1.00            $   1.00
                                                       ========            ========
Total Return........................................       0.32%/(c)/          1.09%/(c)/

Ratios/Supplementary Data:
Net Assets at end of period (000)...................   $231,778            $232,867
Ratio of expenses to average net assets.............       0.96%/(d)(e)/       0.97%/(d)(e)/
Ratio of net investment income to average net assets       0.65%/(d)(e)/       1.12%/(d)(e)/

------
/(a) /Portfolio commenced operations on September 20, 2001.
/(b) /Less than one cent per share.
/(c) /Not annualized.
/(d) /Annualized.
/(e) /Net of fees voluntarily and contractually reduced. If such fee reductions had not occurred, the ratio of net expenses to average net assets would have been 1.44% and 1.45% and the ratio of net investment income to average net assets would have been 0.17% and 0.64% for the periods ended February 28, 2003 and August 31, 2002, respectively.

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

                         Notes to Financial Statements
                               February 28, 2003
                                  (Unaudited)


(1) Organization

   Zodiac Trust (the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with a diversified portfolio, the Conning Money Market Portfolio (the "Portfolio"). The Portfolio represents a distinct portfolio with its own investment objectives and policies. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Portfolio became effective on September 19, 2001 and commenced operations on September 20, 2001. Costs incurred by the Portfolio in connection with the organization, registration and the initial public offering of shares were paid by Conning Asset Management Company (the "Adviser").

(2) Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").

  (a) Investment Valuation

   The securities of the Portfolio are valued at amortized cost, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

  (b) Section 4(2) paper

   Commercial paper in which the Portfolio invests may include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called private placement exemption in Section 4(2) of the 1933 Act ("Section 4(2) paper").
   Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must be similarly made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper. Investment by the Portfolio in Section 4(2) paper could have the effect of increasing the illiquidity of the Portfolio during any period in which institutional investors were no longer interested in purchasing these securities. Section 4(2) paper will not be considered illiquid, however, if the Portfolio's Adviser has determined that a liquid trading market exists for such securities. At February 28, 2003, Section 4(2) paper amounted to $149,011,016 or 64.3%, of the Portfolio's net assets. The Portfolio's Adviser has determined these securities to be liquid.

  (c) Federal Income Taxes

   The Portfolio intends to comply with the requirement of Subchapter M of the Internal Revenue Code as necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

                                   Continued

CONNING MONEY MARKET PORTFOLIO

                               February 28, 2003
                                  (Unaudited)


  (d) Distributions to Shareholders

   The Portfolio declares dividends from net investment income daily and pays them monthly. Net realized capital gains are distributed at least annually. All short-term capital gains are included in ordinary income for tax purposes. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to comply with certain distribution requirements of the Internal Revenue Code. The Portfolio distributed $2,672,080 of ordinary income during the period ended August 31, 2002.

  (e) Use of Estimates

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  (f) Other

   Investment transactions are recorded on the trade date. The Portfolio determines the gain or loss from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Interest income, including accretion of discount and amortization of premium on investments, is accrued on a daily basis. Dividend income is recognized on the ex-dividend date.

(3) Related Party Transactions

   The Trust has an Investment Advisory Agreement (the "Agreement") with the Adviser, with whom a certain officer of the Trust is affiliated, to furnish investment advisory services to the Portfolio. Under the terms of the Agreement, the Trust, on behalf of the Portfolio, compensates the Adviser for its management services at the annual rate of 0.40% of the Portfolio's average daily net assets.

   A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC, and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Portfolio. An officer of the Trust is affiliated with Quasar Distributors, LLC, which provides distribution services for the Portfolio.

   Fees may be voluntarily or contractually reduced to assist the Portfolio in maintaining a more competitive expense ratio. Information regarding fee reduction transactions are as follows for the six months ended February 28, 2003:

                                           Investment
                                            Advisory  Administration
                                              Fees         Fees
                                           ---------- --------------
                                           Voluntary   Contractual
                                              Fee          Fee
                                           Reductions   Reductions
                                           ---------- --------------
            Conning Money Market Portfolio  $324,930     $127,651

                                   Continued

CONNING MONEY MARKET PORTFOLIO

                               February 28, 2003
                                  (Unaudited)


(4) Shareholder Servicing Fees

   Under the Portfolio's Shareholder Servicing Plan, the Portfolio can pay, on an annual basis up to 0.25% for shareholder liaison services and up to 0.50% for administrative support services out of the Portfolio's average daily net assets. The Adviser has arranged with certain shareholder servicing organizations that the Portfolio will not pay more than 0.66% of its daily net assets in the aggregate for shareholder liaison and/or administrative support. Shareholder servicing fees that were voluntarily reduced were in the amount of $104,442 for the six months ended February 28, 2003.

(5) Capital Share Transactions

   Transactions in shares of the Conning Money Market Portfolio were as follows:

                                                            Six Months Ended
                                                            February 28, 2003
                                                            -----------------
  Shares sold..............................................     90,224,092
  Shares issued to holders in reinvestment of distributions        758,300
  Shares redeemed..........................................    (92,071,147)
                                                               -----------
  Net Decrease.............................................     (1,088,755)
                                                               ===========

INVESTMENT ADVISER
Conning Asset Management Company
City Place II
185 Asylum Street
Hartford, Connecticut 06103-4105

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

AUDITORS
Deloitte & Touche LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

LEGAL COUNSEL
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

TRANSFER AGENT, FUND
ACCOUNTANT AND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

This report is submitted for the general information of the shareholders of the Conning Money Market Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information. An investment in the Portfolio is NOT INSURED BY THE FDIC or any other governmental agency, is not a deposit or obligation of, or endorsed or guaranteed by, any bank, the distributor or any of their affiliates. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.


                        CONNING MONEY MARKET PORTFOLIO

                         [LOGO] Conning Asset Management

                              SEMI-ANNUAL REPORT

                               February 28, 2003